Loan Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan payable	$ 11,304,675	$ 6,825,755
SQN Echo LLC [Member]
Loan facility	6,800,000
Stated interest rate	10.00%
Description of interest rate terms	Interest accruing at 10% per annum through July 1, 2014 then at 9% per annum.
Loan facility balloon payment	600,000
Loan payable	3,852,964
SQN Echo II [Member]
Loan facility	9,500,000
Stated interest rate	10.00%
Description of interest rate terms	Interest accruing at 10% per annum through February 28, 2014 then at 8.9% per annum.
Loan facility balloon payment	817,525
Loan payable	$ 7,451,711